Share Capital (Details) - Schedule of option transactions - Stock options [Member]	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares
Share Capital (Details) - Schedule of option transactions [Line Items]
Number of options, Balance (in Shares) | shares	3,115,832	4,662,767
Weighted average exercise price, Balance	$ 1.56	$ 1.36
Number of options, Options exercised	(1,838,331)	(1,396,935)
Weighted average exercise price, Options exercised	$ 1.23	$ 0.98
Number of options, Options cancelled/forfeited	(317,334)	(150,000)
Weighted average exercise price, Options cancelled/forfeited	$ 3.13	$ 0.82
Number of options, Balance (in Shares) | shares	3,662,167	3,115,832
Weighted average exercise price, Balance	$ 3.18	$ 1.56
Number of options, Options Granted	2,702,000
Weighted average exercise price, Options Granted	$ 3.72